Reserves (Details 4)	12 Months Ended
	Dec. 31, 2017 Number $ / shares	Dec. 31, 2016 Number $ / shares
Number of Warrants, Issued	2,448,000
Number of Shares, Outstanding	2,448,000
Weighted average exercise price, Outstanding	$ 0.25
Warrants [Member]
Number of Shares, Outstanding | Number	16,734,000	16,908,360
Number of Warrants, Exercised | Number	0	(406,200)
Number of Warrants, Expired | Number	(14,286,000)	(2,216,160)
Number of Warrants, Issued | Number	0	2,448,000
Number of Shares, Outstanding | Number	2,448,000	16,734,000
Weighted average exercise price, Outstanding	$ 0.46	$ 0.48
Weighted average exercise price, Exercised	0	0.35
Weighted average exercise price, Expired	0.5	0.35
Weighted average exercise price, Issued	0	0.25
Weighted average exercise price, Outstanding	$ 0.25	$ 0.46